Employee Benefit Plan, Schedule, Asset Held for Investment (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($) Rate shares
EBP, Schedule of Asset Held for Investment [Line Items]
Entity Tax Identification Number	43-0889454
EBP, Plan Number	002
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,177,036,112
EBP, Asset Held for Investment, Participant Loan, after Deemed Distribution	$ 12,180,139
Employee Benefit Plan Participant Loan Maturity	maturing through 2040
EBP, Asset Held for Investment	$ 1,189,216,251
Investment, Identifier [Axis]: American Century Inflation Adjusted Bond Fund R6 Class Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Century [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund
EBP, Investment, Number of Shares | shares	406,251
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 4,285,949
Investment, Identifier [Axis]: American Funds Small Cap World Fund Class R6 Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund
EBP, Investment, Number of Shares | shares	51,030
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 3,893,112
Investment, Identifier [Axis]: Commerce Bancshares, Inc. Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Commerce Bancshares, Inc. [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Number of Shares | shares	2,490,257
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 130,341,858
Investment, Identifier [Axis]: Commerce Bond Fund Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Commerce Bancshares, Inc. [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Number of Shares | shares	2,110,700
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 38,435,847
Investment, Identifier [Axis]: DFA Emerging Markets Value Fund Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Dimensional Fund Advisors [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund
EBP, Investment, Number of Shares | shares	441,008
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 16,414,325
Investment, Identifier [Axis]: Dodge & Cox International Stock Fund Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Dodge & Cox [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund
EBP, Investment, Number of Shares | shares	2,260,521
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 37,208,173
Investment, Identifier [Axis]: Fidelity Money Market Government Portfolio Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Number of Shares | shares	205,262
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 205,262
Investment, Identifier [Axis]: Fidelity Retirement Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Money Market Fund [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Number of Shares | shares	4,059,452
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 4,059,452
Investment, Identifier [Axis]: Fidelity US Bond Index Fund Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Number of Shares | shares	2,264,266
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 23,910,646
Investment, Identifier [Axis]: Invesco Small Cap Growth Fund R5 Class Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Invesco [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund
EBP, Investment, Number of Shares | shares	500,751
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 18,893,326
Investment, Identifier [Axis]: JPMorgan Mid Cap Growth Fund Class R6 Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	JPMorgan [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund
EBP, Investment, Number of Shares | shares	663,353
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 34,321,898
Investment, Identifier [Axis]: Managed Income Portfolio Fund Class 2 Stable Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Stable Value Fund
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Number of Shares | shares	25,202,968
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 25,202,968
Investment, Identifier [Axis]: Notes receivable from participants
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Spartan 500 Index Pool Class C Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Number of Shares | shares	446,883
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 145,174,313
Investment, Identifier [Axis]: Spartan International Index Pool Class C Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Number of Shares | shares	132,382
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 23,577,207
Investment, Identifier [Axis]: Spartan Total Market Index Pool Class C Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Number of Shares | shares	385,876
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 117,105,600
Investment, Identifier [Axis]: T. Rowe Price Blue Chip Growth Fund Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund
EBP, Investment, Number of Shares | shares	656,605
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 138,097,233
Investment, Identifier [Axis]: T. Rowe Price Retirement 2005 Trust Class F Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust
EBP, Investment, Number of Shares | shares	17,429
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 406,452
Investment, Identifier [Axis]: T. Rowe Price Retirement 2010 Trust Class F Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust
EBP, Investment, Number of Shares | shares	29,977
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 749,128
Investment, Identifier [Axis]: T. Rowe Price Retirement 2015 Trust Class F Common Collective Trsut
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares | shares	48,276
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,323,723
Investment, Identifier [Axis]: T. Rowe Price Retirement 2015 Trust Class F Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust
Investment, Identifier [Axis]: T. Rowe Price Retirement 2020 Trust Class F Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust
EBP, Investment, Number of Shares | shares	283,474
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 8,484,374
Investment, Identifier [Axis]: T. Rowe Price Retirement 2025 Trust Class F Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust
EBP, Investment, Number of Shares | shares	889,504
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 29,220,220
Investment, Identifier [Axis]: T. Rowe Price Retirement 2030 Trust Class F Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust
EBP, Investment, Number of Shares | shares	1,340,741
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 48,628,689
Investment, Identifier [Axis]: T. Rowe Price Retirement 2035 Trust Class F Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust
EBP, Investment, Number of Shares | shares	890,740
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 35,442,531
Investment, Identifier [Axis]: T. Rowe Price Retirement 2040Trust Class F Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust
EBP, Investment, Number of Shares | shares	966,270
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 41,259,740
Investment, Identifier [Axis]: T. Rowe Price Retirement 2045 Trust Class F Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust
EBP, Investment, Number of Shares | shares	682,956
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 30,357,413
Investment, Identifier [Axis]: T. Rowe Price Retirement 2050 Trust Class F Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust
EBP, Investment, Number of Shares | shares	802,409
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 35,915,831
Investment, Identifier [Axis]: T. Rowe Price Retirement 2055 Trust Class F Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust
EBP, Investment, Number of Shares | shares	561,190
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 25,146,932
Investment, Identifier [Axis]: T. Rowe Price Retirement 2060 Trust Class F Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust
EBP, Investment, Number of Shares | shares	623,648
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 17,879,986
Investment, Identifier [Axis]: T. Rowe Price Retirement 2065 Trust Class F Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust
EBP, Investment, Number of Shares | shares	203,193
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 3,643,245
Investment, Identifier [Axis]: Vanguard Equity-Income Fund Admiral Shares Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund
EBP, Investment, Number of Shares | shares	562,416
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 52,254,105
Investment, Identifier [Axis]: Vanguard Federal Money Market Fund Investor Shares Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund
EBP, Investment, Number of Shares | shares	37,650,384
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 37,650,384
Investment, Identifier [Axis]: Vanguard Small Cap Value Index Fund - Institutional Class Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund
EBP, Investment, Number of Shares | shares	584,630
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 29,745,960
Investment, Identifier [Axis]: Victory Sycamore Established Value Fund Class R Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Victory Capital Management Inc. [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund
EBP, Investment, Number of Shares | shares	334,832
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 14,719,199
Investment, Identifier [Axis]: Virtus Duff & Phelps Global Real Estate Securities Fund Class R6 Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Virtus Investment Partners [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund
EBP, Investment, Number of Shares | shares	88,739
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 3,081,031
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate | Rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate | Rate	9.50%
EBP, Employer, Common Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares | shares	2,383,847
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 134,401,310
Stable Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	25,202,968
Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	564,315,384
Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 453,116,450